SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
FOR EACH OF THE LISTED FUNDS

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF (EMIH)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF (HYIH)

Xtrackers iBoxx Emerging Markets Quality Weighted Bond ETF (EMBQ)

Xtrackers iBoxx USD Corporate Yield Plus ETF (YLDP)

Xtrackers Indxx Advanced Life Sciences & Smart Healthcare ETF (ELXR)

Xtrackers Indxx New Energy & Environment ETF (JOLT)

Xtrackers Indxx Space & Exploration ETF (GLXY)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Investment Grade Bond – Interest Rate Hedged ETF (IGIH)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Xtrackers 0-1 Year Treasury ETF (TBLL)

The Board of Trustees of DBX ETF Trust (the “Trust”) approved the following leadership changes:

Michael Gilligan has resigned as an Interested Board Member, Treasurer, Chief Financial Officer and Controller of the Trust and Kevin Teevan has resigned as Assistant Treasurer of the Trust. All references to Mr. Gilligan and Mr. Teevan in each fund’s Statement of Additional Information are hereby deleted.

In addition, the Board of the Trust made the following leadership changes:

Diane Kenneally was elected Treasurer, Chief Financial Officer and Controller of the Trust, and each of Paul Antosca, Jeffrey Berry and Sheila Cadogan was elected as an Assistant Treasurer of the Trust.

The principal occupations during the past five years, outside directorships and other experience for each of Ms. Kenneally, Mr. Antosca, Mr. Berry and Ms. Cadogan are as follows:

▪	Diane Kenneally: Director(1) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).

▪	Paul Antosca: Director(1) in DWS: Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).

▪	Jeffrey Berry: Director(1) in DWS.

▪	Sheila Cadogan: Director(1) in DWS: Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present).

(1)Executive title, not a board directorship.

Please Retain This Supplement for Future Reference.

November 19, 2019